Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	June 30, 2026	December 31, 2025
	(in thousands)
	£	£
Share capital	14,343	14,340
Share premium	175,314	175,246

	189,657	189,586

	Number (in thousands)
	Nominal value £0.000004	Nominal value £0.0004
Issued share capital comprises:
Ordinary shares	21,547,775	20,809,855
Deferred shares	3,564,222,220	15,040,466

	3,585,769,995	35,850,321

Summary of Movement in the Share Capital

	Number of ordinary shares	Number of deferred shares	Ordinary share capital	Deferred share capital	Share premium
	(in thousands)
			£	£	£
Fully paid shares:
Balance at December 31, 2025	20,809,855	15,040,466	8,324	6,016	175,246
Subdivision and reclassification of share capital	—	3,549,181,754	(8,241)	8,241	—
Issue of share capital	737,920	—	3	—	203
Share issue expenses	—	—	—	—	(135)

Balance at June 30, 2026	21,547,775	3,564,222,220	86	14,257	175,314